UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha, NE          68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCKS - 97.09%
	CONSUMER DISCRETIONARY - 13.32%
	Auto Components - 0.84%
50,000	Titan International, Inc.		$ 732,000

	Hotels, Restaurants & Leisure - 1.10%
25,000	Royal Caribbean Cruises Ltd. (b)		957,000

	Household Durables - 2.89%
40,000	M.D.C. Holdings, Inc.		1,200,400
9,000	Whirlpool Corp.		1,317,960
			2,518,360
	Leisure Equipment & Products - 1.41%
26,000	Hasbro, Inc. (c)		1,225,640

	Media - 4.15%
40,000	Comcast Corp. - Class A		1,806,000
28,000	Walt Disney Co.		1,805,720
			3,611,720
	Multiline Retail - 0.95%
16,000	Kohl's Corp.		828,000

	Specialty Retail - 1.98%
60,000	American Eagle Outfitters		839,400
60,000	Staples, Inc.		879,000
			1,718,400

	Total Consumer Discretionary (Cost $7,505,054)		11,591,120

	CONSUMER STAPLES - 5.84%
	Discount - 0.85%
10,000	Wal-Mart Stores, Inc.		739,600

	Food & Staples Retailing - 1.85%
30,000	Walgreen Co.		1,614,000

	Food Products - 3.14%
38,000	Archer-Daniels-Midland Co.		1,399,920
47,000	Tyson Foods, Inc. - Class A		1,329,160
			2,729,080
	Total Consumer Staples (Cost $2,868,355)		5,082,680

	ENERGY - 12.55%
	Energy Equipment & Services - 1.79%
20,000	Baker Hughes, Inc.		982,000
9,300	Diamond Offshore Drilling, Inc.		579,576
			1,561,576
	Marine Shipping - 1.32%
75,000	Ship Finance International Ltd. (b)(c)		1,145,250

	Oil, Gas & Consumable Fuels - 7.85%
10,000	Apache Corp.		851,400
20,000	Eni S.p.A - ADR		920,600
15,000	Exxon Mobil Corp.		1,290,600
22,000	HollyFrontier Corp.		926,420
36,000	Marathon Oil Corp.		1,255,680
7,500	Royal Dutch Shell PLC - ADR		492,600
19,000	Total SA - ADR (c)		1,100,480
			6,837,780
	Oilfield Services/Equipment - 1.59%
19,000	Bristow Group, Inc.		1,382,440

	Total Energy (Cost $7,871,401)		10,927,046

	FINANCIALS - 14.85%
	Capital Markets - 2.99%
17,000	Ameriprise Financial, Inc.		1,548,360
35,000	Bank of New York Mellon Corp.		1,056,650
			2,605,010
	Commercial Banks - 5.47%
40,000	BB&T Corp.		1,350,000
13,000	Capital One Financial Corp.		893,620
20,487	Credit Suisse Group AG - ADR		625,878
9,000	PNC Financial Services Group, Inc.		652,050
30,000	Wells Fargo & Co.		1,239,600
			4,761,148
	Diversified Financial Services - 1.78%
30,000	JPMorgan Chase & Co.		1,550,700

	Insurance - 3.43%
16,000	MetLife, Inc.		751,200
25,000	Protective Life Corp.		1,063,750
15,000	Prudential Financial, Inc.		1,169,700
			2,984,650
	Real Estate Investment Trusts (REITs) - 1.18%
55,000	BioMed Realty Trust, Inc.		1,022,450

	Total Financials (Cost $7,376,005)		12,923,958

	HEALTH CARE - 8.22%
	Health Care Equipment & Supplies - 2.59%
18,000	Baxter International, Inc.		1,182,420
20,000	St. Jude Medical, Inc.		1,072,800
			2,255,220
	Health Care Providers & Services - 3.83%
26,000	Aetna, Inc.		1,664,520
13,000	McKesson Corp.		1,667,900
			3,332,420
	Pharmaceuticals - 1.80%
15,000	Abbott Laboratories		497,850
14,000	Novartis AG - ADR		1,073,940
			1,571,790
	Total Health Care (Cost $3,256,261)		7,159,430

	INDUSTRIALS - 12.85%
	Aerospace & Defense - 1.41%
14,000	General Dynamics Corp.		1,225,280

	Construction & Engineering - 2.05%
10,000	Caterpillar, Inc.		833,700
45,000	Tutor Perini Corp. (a)		959,400
			1,793,100
	Environmental Services - 1.42%
30,000	Waste Management Inc.		1,237,200

	Farm - 0.98%
10,500	Deere & Co.		854,595

	Human Resource & Employment Services - 2.09%
25,000	Manpower, Inc.		1,818,500

	Machinery - 1.74%
22,000	Eaton Corp. PLC (b)		1,514,480

	Marine - 1.39%
170,000	Navios Maritime Holdings Inc. (b)		1,210,400

	Road & Rail - 1.77%
20,000	Norfolk Southern Corp.		1,547,000

	Total Industrials (Cost $8,016,707)		11,200,555

	INFORMATION TECHNOLOGY - 18.84%
	Communications Equipment - 0.94%
35,000	Cisco Systems, Inc.		819,700

	Computers & Peripherals - 5.38%
2,800	Apple Inc.		1,334,900
25,000	Lexmark International, Inc. - Class A (c)		825,000
45,000	Seagate Technology PLC (b)		1,968,300
50,000	Xyratex Ltd. (b)		556,500
			4,684,700
	Electronic Equipment, Instruments & Components - 2.23%
55,000	Corning, Inc.		802,450
50,000	Benchmark Electronics, Inc. (a)		1,144,500
			1,946,950
	IT Services - 1.28%
6,000	International Business Machines Corp.		1,111,080

	Semiconductors & Semiconductor Equipment - 4.22%
35,000	Intel Corp.		802,200
12,000	KLA-Tencor Corp.		730,200
30,000	Microchip Technology, Inc.		1,208,700
60,000	NVIDIA Corp.		933,600
			3,674,700
	Software - 4.79%
45,000	Activision Blizzard, Inc.		750,150
136,000	American Software, Inc. - Class A		1,161,440
45,000	Microsoft Corp.		1,498,950
23,000	Oracle Corporation		762,910
			4,173,450
	Total Information Technology (Cost $10,730,053)		16,410,580

	MATERIALS - 7.31%
	Chemicals - 3.06%
20,000	Celanese Corp. - Class A		1,055,800
15,000	E.I. Du Pont de Nemours and Co.		878,400
17,000	The Mosaic Company		731,340
			2,665,540
	Metals & Mining - 4.25%
50,000	Barrick Gold Corp		931,000
15,000	BHP Billiton Ltd. - ADR		997,500
30,000	Freeport-McMoRan Copper & Gold, Inc.		992,400
75,000	Yamana Gold, Inc. (b)(c)		780,000
			3,700,900
	Total Materials (Cost $5,208,753)		6,366,440

	TELECOMMUNICATION SERVICES - 3.31%
	Diversified Telecommunication Services - 3.31%
37,000	Nippon Telegraph & Telephone Corp. - ADR		964,220
250,000	Portugal Telecom, SGPS, S.A. - ADR		1,117,500
60,000	Telefonaktiebolaget LM Ericsson		801,000
	Total Telecommunication Services (Cost $2,793,240)		2,882,720

	TOTAL COMMON STOCKS (Cost $55,625,829)		84,544,529

	SHORT-TERM INVESTMENTS- 8.55%
	Money Market Fund - 2.87%
2,501,044	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.06% (d)		2,501,044

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.68%
4,943,293	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.06% (d)		4,943,293
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,444,337)		7,444,337

	Total Investments (Cost ($63,070,166)* 105.64%		91,988,866
	Liabilities in Excess of Other Assets: (5.64)%		(4,914,222)
	NET ASSETS: 100.00%		$ 87,074,644

* Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $63,070,166 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 29,544,743
		Unrealized Depreciation:	(626,043)
		Net Unrealized Appreciation:	$ 28,918,700

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $4,943,293 at September 30, 2013.
(d) Rate shown is the 7-day annualized yield as of September 30, 2013.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.    Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 84,544,529	$ -	$ -	$ 84,544,529
Short-Term Investment	7,444,337	-	-	7,444,337
Total	$ 91,988,866	$ -	$ -	$ 91,988,866

There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCKS - 96.44%
	CONSUMER DISCRETIONARY - 12.72%
	Household Durables - 2.77%
5,800	M.D.C. Holdings, Inc.		$ 174,058
2,000	Whirlpool Corp.		292,880
			466,938
	Health and Personal Care Stores - 1.26%
13,000	PetMed Express, Inc.		211,770

	Household Products/Wares - 1.00%
1,800	Kimberly-Clark Corp.		169,596

	Leisure Equipment & Products - 1.26%
4,500	Hasbro, Inc.		212,130

	Media - 3.39%
5,500	Comcast Corp. - Class A		248,325
5,000	Walt Disney Co.		322,450
			570,775
	Specialty Retail - 3.04%
11,000	American Eagle Outfitters, Inc.		153,890
4,500	Foot Locker, Inc.		152,730
14,000	Staples, Inc.		205,100
			511,720
	Total Consumer Discretionary (Cost $1,454,959)		2,142,929

	CONSUMER STAPLES - 6.49%
	Discount - 1.10%
2,500	Wal-Mart Stores, Inc.		184,900

	Food & Staples Retailing - 2.57%
7,200	Nash Finch Co.		190,152
4,500	Walgreen Co.		242,100
			432,252
	Food Products - 2.82%
6,000	Archer-Daniels-Midland Co.		221,040
9,000	Tyson Foods, Inc. - Class A		254,520
			475,560
	Total Consumer Staples (Cost $806,838)		1,092,712

	ENERGY - 10.51%
	Energy Equipment & Services - 0.85%
2,300	Diamond Offshore Drilling, Inc.		143,336

	Marine Shipping - 0.91%
10,000	Ship Finance International Ltd. (a)		152,700

	Oil, Gas & Consumable Fuels - 7.24%
1,400	Apache Corp.		119,196
3,800	Eni S.p.A - ADR		174,914
2,950	Ensco PLC		158,563
2,400	Exxon Mobil Corp.		206,496
3,400	HollyFrontier Corp.		143,174
6,500	Marathon Oil Corp.		226,720
3,300	Total SA - ADR		191,136
			1,220,199
	Oilfield Services/Equipment - 1.51%
3,500	Bristow Group, Inc.		254,660
	Total Energy (Cost $1,440,311)		1,770,895

	FINANCIALS - 16.94%
	Capital Markets - 2.16%
4,000	Ameriprise Financial, Inc.		364,320

	Commercial Banks - 1.50%
7,500	BB&T Corp.		253,125

	Diversified Financial Services - 3.67%
5,000	JPMorgan Chase & Co.		258,450
16,000	KeyCorp		182,400
4,300	Wells Fargo & Co.		177,676
			618,526
	Insurance - 3.85%
3,700	Allstate Corp.		187,035
5,700	Protective Life Corp.		242,535
2,800	Prudential Financial, Inc.		218,344
			647,914
	Investment Banks/Brokers - 2.63%
1,600	Goldman Sachs Group, Inc.		253,136
3,500	HSBC Holdings PLC		189,910
			443,046
	Real Estate Investment Trusts (REITS) - 1.96%
30,000	Anworth Mortgage Asset Corp.		144,900
10,000	BioMed Realty Trust, Inc.		185,900
			330,800
	Thrifts & Mortgage Finance - 1.17%
13,000	New York Community Bancorp, Inc.		196,430
	Total Financials (Cost $2,287,304)		2,854,161

	HEALTH CARE - 9.84%
	Health Care Equipment & Supplies - 2.47%
3,500	Baxter International, Inc.		229,915
3,500	Medtronic, Inc.		186,375
			416,290
	Health Care Providers & Services - 3.04%
4,000	Aetna, Inc.		256,080
2,000	McKesson Corp.		256,600
			512,680
	Pharmaceuticals - 4.33%
3,700	Abbott Laboratories		122,803
5,500	Merck & Co., Inc.		261,855
2,500	Novartis AG - ADR		191,775
5,300	Pfizer, Inc.		152,163
			728,596
	Total Health Care (Cost $1,059,689)		1,657,566

	INDUSTRIALS - 12.88%
	Aerospace & Defense - 1.65%
3,600	Raytheon Co.		277,452

	Construction & Engineering - 1.01%
2,035	Caterpillar, Inc.		169,658

	Electronic Components - 0.86%
11,000	AVX Corp.		144,430

	Environmental Services - 1.47%
6,000	Waste Management Inc.		247,440

	Farm - 1.11%
2,310	Deere & Co.		188,011

	Human Resource & Employment Services - 1.73%
4,000	Manpowergroup, Inc.		290,960

	Machinery - 2.21%
5,400	Eaton Corp. PLC (a)		371,736

	Marine - 1.69%
40,000	Navios Maritime Holdings Inc. (a)		284,800

	Road & Rail - 1.15%
2,500	Norfolk Southern Corp.		193,375

	Total Industrials (Cost $1,595,265)		2,167,862

	INFORMATION TECHNOLOGY - 15.98%
	Communications Equipment - 1.39%
10,000	Cisco Systems, Inc.		234,200

	Computers & Peripherals - 5.65%
450	Apple, Inc.		214,537
6,000	Lexmark International, Inc. - Class A		198,000
8,000	Seagate Technology PLC (a)		349,920
17,000	Xyratex Ltd. (a)		189,210
			951,667
	Electronic Equipment, Instruments & Components - 1.04%
12,000	Corning, Inc.		175,080

	IT Services - 1.21%
1,100	International Business Machines Corp.		203,698

	Semiconductors & Semiconductor Equipment - 3.82%
10,000	Intel Corp.		229,200
3,100	KLA-Tencor Corp.		188,635
5,600	Microchip Technology, Inc.		225,624
			643,459
	Software - 2.87%
14,000	Activision Blizzard, Inc.		233,380
7,500	Microsoft Corp.		249,825
			483,205
	Total Information Technology (Cost $1,854,565)		2,691,309

	MATERIALS - 6.63%
	Chemicals - 2.29%
1,800	Agrium, Inc.		151,254
4,000	E.I. Du Pont de Nemours and Co.		234,240
			385,494
	Metals & Mining - 4.34%
7,500	Barrick Gold Corp.		139,650
2,500	BHP Billiton Ltd. - ADR		166,250
5,800	Freeport-McMoran Copper & Gold, Inc.		191,864
3,500	Newmont Mining Corp.		98,350
13,000	Yamana Gold, Inc. (a)		135,200
			731,314
	Total Materials (Cost $1,087,480)		1,116,808

	TELECOMMUNICATION SERVICES - 3.75%
	Diversified Telecommunication Services - 3.75%
8,000	Nippon Telegraph & Telephone Corp. - ADR		208,480
47,000	Portugal Telecom, SGPS, S.A. - ADR		210,090
16,000	Telefonaktiebolaget LM Ericsson		213,600
	Total Telecommunication Services (Cost $592,276)		632,170

	UTILITIES - 0.70%
	Electric Utilities - 0.70%
4,000	Exelon Corp.		118,560
	Total Utilities (Cost $162,460)		118,560

	TOTAL COMMON STOCKS (Cost $12,341,147)		16,244,972

	SHORT-TERM INVESTMENT - 4.47%
	Money Market Fund - 4.47%
752,783	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.06% (b)		752,783
	TOTAL SHORT-TERM INVESTMENT (Cost $752,783)		752,783

	Total Investments (Cost ($13,093,930)* 100.91%		$ 16,997,755
	Liabilities in Excess of Other Assets: (0.91)%		(152,786)
	NET ASSETS: 100.00%		$ 16,844,969

* Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,093,930 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,277,681
		Unrealized Depreciation:	(373,856)
		Net Unrealized Appreciation:	$ 3,903,825

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of September 30, 2013.
(c) Non-income producing security.

Security valuation –   Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,244,972	$ -	$ -	$ 16,244,972
Short-Term Investment	752,783	-	-	752,783
Total	$ 16,997,755	$ -	$ -	$ 16,997,755

There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date  11/27/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/27/13